BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS GLOBAL EQUITY FUND
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2021 (UNAUDITED)

	NUMBER OF
	SHARES	VALUE

COMMON STOCKS—98.0%
Bermuda—1.6%
Everest Re Group Ltd.	11,075	$2,839,409
Canada—2.5%
Canadian National Railway Co.	15,748	1,993,224
Cenovus Energy, Inc.	214,348	2,543,752
		4,536,976
Finland—1.6%
Metso Outotec Oyj	108,416	1,092,601
Nordea Bank Abp	155,530	1,841,937
		2,934,538
France—10.7%
Airbus Group SE*	16,798	1,874,985
Capgemini SA	12,869	2,971,073
Cie de Saint-Gobain	32,451	2,058,349
Cie Generale des Etablissements Michelin SCA	6,052	893,092
Eiffage SA	23,840	2,220,373
Imerys SA	27,213	1,060,900
Klepierre SA*	48,776	1,026,376
Rexel SA*	112,202	2,056,924
Sanofi	33,251	3,160,904
TotalEnergies SE	40,103	1,845,242
		19,168,218
Germany—4.4%
Brenntag SE	10,443	894,444
Deutsche Post AG	26,530	1,566,895
Deutsche Telekom AG	48,257	849,932
Rheinmetall AG	22,471	1,992,526
Siemens AG	16,296	2,597,827
		7,901,624
Ireland—1.7%
CRH PLC	31,723	1,538,128
Flutter Entertainment PLC*	11,129	1,510,317
		3,048,445
Japan—6.9%
Asahi Group Holdings Ltd.	21,500	792,928
Fuji Corp.	51,900	1,132,795
Fuji Electric Co., Ltd.	24,700	1,285,874
Hitachi Ltd.	33,700	1,974,084
Honda Motor Co., Ltd.	60,700	1,662,256
Komatsu Ltd.	37,600	850,627
Sony Group Corp.	18,400	2,244,962
Sumitomo Mitsui Financial Group, Inc.	28,800	937,006
Yamaha Motor Co., Ltd.	60,100	1,511,428
		12,391,960
Netherlands—4.3%
Aalberts NV	14,374	883,929
ING Groep NV	163,828	2,263,021
NXP Semiconductors NV	5,048	1,127,521
Signify NV	16,640	759,659
Stellantis NV	157,824	2,702,607
		7,736,737
Norway—0.3%
Norsk Hydro ASA	88,250	571,515
Singapore—1.4%
DBS Group Holdings Ltd.	41,010	893,305
United Overseas Bank Ltd.	82,100	1,536,594
		2,429,899
South Korea—2.9%
KB Financial Group, Inc.	49,924	2,218,768
POSCO	3,196	701,699
Samsung Electronics Co., Ltd.	15,854	951,656
SK Square Co., Ltd.*	10,142	580,557
SK Telecom Co., Ltd.	15,688	718,347
		5,171,027
Sweden—3.2%
Loomis AB	48,562	1,255,055
Svenska Handelsbanken AB, Class A	189,978	2,009,961
Volvo AB, Class B	115,069	2,477,388
		5,742,404
Switzerland—3.9%
Glencore PLC*	665,195	3,158,202
Novartis AG	28,463	2,268,665
STMicroelectronics NV	32,747	1,594,830
		7,021,697
United Kingdom—7.2%
Coca-Cola Europacific Partners PLC	18,495	913,098
IMI PLC	56,182	1,270,971
Inchcape PLC	81,185	895,085
Liberty Global PLC, Class A*	89,937	2,374,337
Melrose Industries PLC	648,406	1,245,724
Nomad Foods Ltd.*(a)	49,033	1,171,398
Persimmon PLC	28,472	1,034,690
Tesco PLC	331,581	1,223,021
Travis Perkins PLC*	109,561	2,106,220
WH Smith PLC*	38,549	677,684
		12,912,228
United States—45.4%
AbbVie, Inc.	21,254	2,450,161
Anthem, Inc.	4,895	1,988,496
Applied Materials, Inc.	9,061	1,333,689
AutoZone, Inc.*	802	1,457,290
Axalta Coating Systems Ltd.*	31,356	950,714
Bank of America Corp.	30,473	1,355,134
Carter's, Inc.(a)	19,250	1,944,827
Charles Schwab Corp., (The)	16,859	1,304,718
Charter Communications, Inc., Class A*(a)	3,297	2,130,785
Cigna Corp.	12,638	2,425,232
Cisco Systems, Inc.	49,101	2,692,699
Citigroup, Inc.	13,384	852,561
Concentrix Corp.	13,976	2,320,016
CVS Health Corp.	33,111	2,948,866
Diamondback Energy, Inc.(a)	24,884	2,655,869
Discover Financial Services	13,766	1,484,663
DuPont de Nemours, Inc.	42,312	3,129,396
Eagle Materials, Inc.	6,405	987,779
Eaton Corp., PLC	9,061	1,468,426
Fifth Third Bancorp	48,074	2,026,319
Global Payments, Inc.	5,586	664,957
Goldman Sachs Group, Inc., (The)	7,651	2,914,954
HollyFrontier Corp.(a)	51,698	1,670,879
Huntington Bancshares, Inc.(a)	92,433	1,371,706
JPMorgan Chase & Co.	13,210	2,098,144
KeyCorp(a)	112,058	2,514,582
LKQ Corp.(a)	48,893	2,733,119
Marathon Petroleum Corp.	28,316	1,723,029
McKesson Corp.	11,516	2,496,208
Merck & Co., Inc.	17,112	1,281,860
Micron Technology, Inc.	16,487	1,384,908
Mohawk Industries, Inc.*	4,541	762,298
Nexstar Media Group, Inc., Class A(a)	17,055	2,549,722
NortonLifeLock, Inc.(a)	90,981	2,260,878
Owens Corning	23,913	2,028,779
Pioneer Natural Resources Co.	7,631	1,360,760
QUALCOMM, Inc.(a)	7,335	1,324,408
Schlumberger Ltd.	49,260	1,412,777
Science Applications International Corp.(a)	15,495	1,299,876
Sensata Technologies Holding PLC*	30,080	1,675,456
Synchrony Financial(a)	52,895	2,369,167
TE Connectivity Ltd.	9,811	1,510,207
Textron, Inc.	19,989	1,415,221
US Foods Holding Corp.*	26,639	836,997
Valvoline, Inc.	54,896	1,870,307
		81,438,839
TOTAL COMMON STOCKS
(Cost $140,523,958)		175,845,516
PREFERRED STOCKS—0.4%
South Korea—0.4%
Samsung Electronics Co., Ltd. 4.720%	12,180	656,818
TOTAL PREFERRED STOCKS
(Cost $417,006)		656,818

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL—8.7%
Mount Vernon Liquid Assets Portfolio, LLC, 0.10%(b)	15,622,340	15,622,340
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL
(Cost $15,622,340)		15,622,340
SHORT-TERM INVESTMENTS—1.7%
U.S. Bank Money Market Deposit Account, 0.01%(b)	3,090,987	3,090,987
TOTAL SHORT-TERM INVESTMENTS
(Cost $3,090,987)		3,090,987
TOTAL INVESTMENTS—108.8%
(Cost $159,654,291)		195,215,661
LIABILITIES IN EXCESS OF OTHER ASSETS—(8.8)%		(15,813,363)
NET ASSETS—100.0%		$179,402,298

PLC	Public Limited Company
*	Non-income producing.
(a)	All or a portion of the security is on loan. At November 30, 2021, the market value of securities on loan was $14,887,508.
(b)	The rate shown is as of November 30, 2021.

BOSTON PARTNERS INVESTMENT FUNDS
BOSTON PARTNERS GLOBAL EQUITY FUND
NOTES TO PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2021 (UNAUDITED)

PORTFOLIO VALUATION — The Boston Partners Global Equity Fund's (the "Fund") net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter ("OTC") market are valued at their closing prices.  If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market.  Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates.  Investments in other open-end investment companies, if any, are valued based on the NAV of the investment companies (which may use fair value pricing as disclosed in their prospectuses). Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close.  Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim.  To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 — Prices are determined using quoted prices in active markets for identical securities.
• Level 2 — Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2021, in valuing the Fund's investments carried at fair value:

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3	INVESTMENTS MEASURED AT NET ASSET VALUE*
Common Stock
Bermuda	$2,839,409	$2,839,409	$-	$-	$-
Canada	4,536,976	4,536,976	-	-	-
Finland	2,934,538	-	2,934,538	-	-
France	19,168,218	-	19,168,218	-	-
Germany	7,901,624	-	7,901,624	-	-
Ireland	3,048,445	-	3,048,445	-	-
Japan	12,391,960	-	12,391,960	-	-
Netherlands	7,736,737	1,127,521	6,609,216	-	-
Norway	571,515	-	571,515	-	-
Singapore	2,429,899	-	2,429,899	-	-
South Korea	5,171,027	1,298,904	3,872,123	-	-
Sweden	5,742,404	1,255,055	4,487,349	-	-
Switzerland	7,021,697	-	7,021,697	-	-
United Kingdom	12,912,228	6,624,889	6,287,339	-	-
United States	81,438,839	81,438,839	-	-	-
Preferred Stock
South Korea	656,818	-	656,818	-	-
Investments Purchased with Proceeds from Securities Lending Collateral	15,622,340	-	-	-	15,622,340
Short-Term Investments	3,090,987	3,090,987	-	-	-
Total Assets	$195,215,661	$102,212,580	$77,380,741	$-	$15,622,340

*Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy to the amounts presented in the Portfolio of Investments

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and  the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period.  A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all Level 3 transfers are disclosed if the Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended November 30, 2021, the Fund had no significant Level 3 transfers.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.